UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

                 Check here if Amendment |_|; Amendment Number: ______
                 This Amendment (Check only one.):|_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
Address:   200 Connecticut Avenue
           Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:



/s/ Thomas R. Hudson, Jr.          Norwalk, Connecticut              5/12/2006
      [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total:          $1,728,887
                                                 (thousands)

List of Other Included Managers:                     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                 MARCH 31, 2006


                    COLUMN 1                 COLUMN 2     COLUMN 3        COLUMN 4
      ---------------------------------------------------------------------------------------------------------


                                             TITLE OF                                     SHARES OR
                 NAME OF ISSUER               CLASS        CUSIP        VALUE (000)        PRN AMT      SH/PRN
      ---------------------------------------------------------------------------------------------------------

    1 ALEXANDER & BALDWIN, INC                common     014482103              5,208         109,219     SH
    2 ALLETE INC                              common     018522300              4,845         103,963     SH
    3 ALLIANCE ONE INTERNATIONAL INC          common     018772103              4,415         908,500     SH
    4 ALLIED DEFENSE GROUP                    common     019118108             17,593         801,500     SH
    5 ANGELICA CORP                           common     034663104             21,558       1,050,600     SH
    6 AQUILA INC                              common     03840P102             74,419      18,651,259     SH
    7 BRINK'S CO                              common     109696104            207,715       4,092,100     SH
    8 CEC ENTERTAINMENT INC                   common     125137109             55,423       1,648,499     SH
    9 CENDANT CORP.                           common     151313103             68,229       3,932,500     SH
   10 CHARTERMAC                              ben int    160908109             10,044         494,794     SH
   11 CKE RESTAURANTS, INC                    common     12561E105             99,400       5,712,660     SH
   12 CKE RESTAURANTS, INC                    common     12561E905                 17           1,000     SH
   13 CORNELL COMPANIES INC                   common     219141108             33,517       2,321,100     SH
   14 CUTTER & BUCK INC                       common     232217109             17,245       1,433,540     SH
   15 FLOWSERVE CORP                          common     34354P105             38,186         654,540     SH
   16 FREIGHTCAR AMERICA INC                  common     357023100             39,781         625,491     SH
   17 GENCORP INC                             common     368682100            102,894       5,007,000     SH
   18 GENTEK INC                              common     37245X203             10,204         490,809     SH
   19 INTERNATIONAL PAPER CO                  common     460146103             15,764         456,000     SH
   20 INTRAWEST CORP                          common     460915200            207,529       6,069,875     SH
   21 JAMES RIVER COAL CO                     common     470355207             69,129       2,035,000     SH
   22 KERZNER INTERNATIONAL LTD               common     P6065Y107             43,097         553,800     SH
   23 MIRANT CORP                             common     60467R100            121,708       4,868,311     SH
   24 OUTBACK STEAKHOUSE                      common     689899102             55,211       1,254,800     SH
   25 PEP BOYS MANNY MOE & JACK               common     854231107             25,485       1,686,610     SH
   26 PH GLATFELTER CO                        common     377316104             28,589       1,559,700     SH
   27 PW EAGLE INC                            common     69366Y108             55,600       2,000,000     SH
   28 SIX FLAGS INC                           common     83001P109             10,737       1,054,754     SH
   29 TENET HEALTHCARE CORP                   common     88033G100             33,102       4,485,400     SH
   30 TRIARC COS INC                         class B     895927309              2,241         128,200     SH
   31 TRUSTREET PROPERTIES INC                common     898404108                380          25,000     SH
   32 WALTER INDUSTRIES INC                   common     93317Q105            249,622       3,746,955     SH

                                                                            1,728,887



                    COLUMN 1                COLUMN 5  COLUMN 6      COLUMN 7                        COLUMN 8
      ---------------------------------------------------------------------------------------------------------------------

                                           PUT/
                                          ------     INVESTMENT      OTHER               VOTING AUTHORITY
                 NAME OF ISSUER            CALL      DISCRETION     MANAGERS           SOLE            SHARED       NONE
      ---------------------------------------------------------------------------------------------------------------------

    1 ALEXANDER & BALDWIN, INC                      Shared-Defined     NONE             109,219
    2 ALLETE INC                                    Shared-Defined     NONE             103,963
    3 ALLIANCE ONE INTERNATIONAL INC                Shared-Defined     NONE             908,500
    4 ALLIED DEFENSE GROUP                          Shared-Defined     NONE             801,500
    5 ANGELICA CORP                                 Shared-Defined     NONE           1,050,600
    6 AQUILA INC                                    Shared-Defined     NONE          18,651,259
    7 BRINK'S CO                                    Shared-Defined     NONE           4,092,100
    8 CEC ENTERTAINMENT INC                         Shared-Defined     NONE           1,648,499
    9 CENDANT CORP.                                 Shared-Defined     NONE           3,932,500
   10 CHARTERMAC                                    Shared-Defined     NONE             494,794
   11 CKE RESTAURANTS, INC                          Shared-Defined     NONE           5,712,660
   12 CKE RESTAURANTS, INC                  CALL    Shared-Defined     NONE                  NA
   13 CORNELL COMPANIES INC                         Shared-Defined     NONE           2,321,100
   14 CUTTER & BUCK INC                             Shared-Defined     NONE           1,433,540
   15 FLOWSERVE CORP                                Shared-Defined     NONE             654,540
   16 FREIGHTCAR AMERICA INC                        Shared-Defined     NONE             625,491
   17 GENCORP INC                                   Shared-Defined     NONE           5,007,000
   18 GENTEK INC                                    Shared-Defined     NONE             490,809
   19 INTERNATIONAL PAPER CO                        Shared-Defined     NONE             456,000
   20 INTRAWEST CORP                                Shared-Defined     NONE           6,069,875
   21 JAMES RIVER COAL CO                           Shared-Defined     NONE           2,035,000
   22 KERZNER INTERNATIONAL LTD                     Shared-Defined     NONE             553,800
   23 MIRANT CORP                                   Shared-Defined     NONE           4,868,311
   24 OUTBACK STEAKHOUSE                            Shared-Defined     NONE           1,254,800
   25 PEP BOYS MANNY MOE & JACK                     Shared-Defined     NONE           1,686,610
   26 PH GLATFELTER CO                              Shared-Defined     NONE           1,559,700
   27 PW EAGLE INC                                  Shared-Defined     NONE           2,000,000
   28 SIX FLAGS INC                                 Shared-Defined     NONE           1,054,754
   29 TENET HEALTHCARE CORP                         Shared-Defined     NONE           4,485,400
   30 TRIARC COS INC                                Shared-Defined     NONE             128,200
   31 TRUSTREET PROPERTIES INC                      Shared-Defined     NONE              25,000
   32 WALTER INDUSTRIES INC                         Shared-Defined     NONE           3,746,955

